UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2002
                                               -------------------

Check here if Amendment [  ]; Amendment Number: _____

This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Greenbelt Corp.
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Address:   909 Third Avenue, 30th Floor
           --------------------------------------------------------------
           New York, NY  10172
           --------------------------------------------------------------

Form 13F File Number:  28-04716
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Gary K. Duberstein
         --------------------------------------------------------------
Title:   Vice President
         --------------------------------------------------------------
Phone:   212-350-5100
         --------------------------------------------------------------

Signature, Place, and Date of Signing:

/s/ Gary K. Duberstein              New York, NY                     5/13/02
-----------------------             ------------                    --------
(Signature)                         (City, State)                     (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      0
                                            ---------------------------
Form 13F Information Table Entry Total:                 20
                                            ---------------------------
Form 13F Information Table Value Total:     $         235,030
                                            ---------------------------
                                                   (in thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                      NONE

                                    FORM 13F

Page 1 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------

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                                                                                  Item 6: Investment Discretion
-------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:  Item 3:  CUSIP    Item 4: Fair     Item 5:                       (b) Shared-  (c)
Name of Issuer         Title    Number            Market Value     Shares or                     As Defined   Shared-
                       of Class                                    Principal      (a) Sole       in Instr. V  Other
                                                                   Amount
-------------------------------------------------------------------------------------------------------------------------
Bethlehem Steel        COM      87509105          1,456,000        3,234,967      3,234,967
-------------------------------------------------------------------------------------------------------------------------
Covanta Energy         COM      22281N103         2,056,000        2,855,000      2,855,000
-------------------------------------------------------------------------------------------------------------------------
Brunswick Corp.        COM      117043109         1,251,000        45,800         45,800
-------------------------------------------------------------------------------------------------------------------------
Florsheim              COM      343302105         1,000            15,333         15,333
-------------------------------------------------------------------------------------------------------------------------
General Motors         COM      370442105         12,090,000       200,000        200,000
-------------------------------------------------------------------------------------------------------------------------
Genesis Worldwide      COM      37184G104         1,000            174,000        174,000
-------------------------------------------------------------------------------------------------------------------------
Great Atlantic & Pac.  COM      390064103         3,376,000        121,100        121,100
Tea Inc.
-------------------------------------------------------------------------------------------------------------------------
Heilig Meyers Co.      COM      422893107         5,000            982,500        982,500
-------------------------------------------------------------------------------------------------------------------------
K-Mart                 COM      482584109         250,000          156,000        156,000
-------------------------------------------------------------------------------------------------------------------------
Laidlaw Inc.           COM      50730K503         8,000            130,500        130,500
-------------------------------------------------------------------------------------------------------------------------
Lucent Technologies    COM      549463107         17,611,000       3,723,300      3,723,300
-------------------------------------------------------------------------------------------------------------------------
NCR Corp.              COM      62886E108         38,619,000       863,000        863,000
-------------------------------------------------------------------------------------------------------------------------
Nucor Corp.            COM      670346105         3,212,000        50,000         50,000
-------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                              79,936,000
-------------------------------------------------------------------------------------------------------------------------

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                                           Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------------------
Item 1:                     Item 7:
Name of Issuer              Managers See
                            Instr. V       (a) Sole        (b) Shared    (c) None
-------------------------------------------------------------------------------------------
Bethlehem Steel                            3,234,967
-------------------------------------------------------------------------------------------
Covanta Energy                             2,855,000
-------------------------------------------------------------------------------------------
Brunswick Corp.                            45,800
-------------------------------------------------------------------------------------------
Florsheim                                  15,333
-------------------------------------------------------------------------------------------
General Motors                             200,000
-------------------------------------------------------------------------------------------
Genesis Worldwide                          174,000
-------------------------------------------------------------------------------------------
Great Atlantic & Pac.                      121,100
Tea Inc.
-------------------------------------------------------------------------------------------
Heilig Meyers Co.                          982,500
-------------------------------------------------------------------------------------------
K-Mart                                     156,000
-------------------------------------------------------------------------------------------
Laidlaw Inc.                               130,500
-------------------------------------------------------------------------------------------
Lucent Technologies                        3,723,300
-------------------------------------------------------------------------------------------
NCR Corp.                                  863,000
-------------------------------------------------------------------------------------------
Nucor Corp.                                50,000
-------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------------------------

                                    FORM 13F

Page 2 of 2                          Name of Reporting Manager: Greenbelt Corp.
                                                                ---------------
--------------------------------------------------------------------------------------------------------------------------------
                                                                                        Item 6: Investment Discretion
--------------------------------------------------------------------------------------------------------------------------------
Item 1:                Item 2:      Item 3:  CUSIP    Item 4: Fair     Item 5:  Shares                 (b)         (c) Shared-
Name of Issuer         Title of     Number            Market Value     or Principal                    Shared- As  Other
                       Class                                           Amount           (a) Sole       Defined in
                                                                                                       Instr. V

--------------------------------------------------------------------------------------------------------------------------------
Polaroid Corp.         COM          731095105         48,000           557,200          557,200
--------------------------------------------------------------------------------------------------------------------------------
Ryerson Tull           COM          783755101         14,396,000       1,314,736        1,314,736
--------------------------------------------------------------------------------------------------------------------------------
Scitex Corp            COM          809090103         186,000          58,450           58,450
--------------------------------------------------------------------------------------------------------------------------------
Tenneco Automotive     COM          880349105         7,800,000        1,950,000        1,950,000
--------------------------------------------------------------------------------------------------------------------------------
Unisys Corp            COM          909214108         5,283,000        418,300          418,300
--------------------------------------------------------------------------------------------------------------------------------
US Steel Corp.         COM          912909108         1,089,000        60,000           60,000
--------------------------------------------------------------------------------------------------------------------------------
Foot Locker, Inc.      COM          344849104         126,292,000      7,805,448        7,805,448
--------------------------------------------------------------------------------------------------------------------------------
COLUMN TOTALS (Page)                                  155,094,000
--------------------------------------------------------------------------------------------------------------------------------
AGGREGATE COLUMN                                      235,030,000
TOTALS
--------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                                   Item 8: Voting Authority (Shares)
-------------------------------------------------------------------------------
Item 1:                  Item 7:
Name of Issuer           Mana-
                         gers      (a) Sole       (b) Shared    (c) None
                         See
                         Instr. V
-------------------------------------------------------------------------------
Polaroid Corp.                     557,200
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Ryerson Tull                       1,314,736
-------------------------------------------------------------------------------
Scitex Corp                        58,450
-------------------------------------------------------------------------------
Tenneco Automotive                 1,950,000
-------------------------------------------------------------------------------
Unisys Corp                        418,300
-------------------------------------------------------------------------------
US Steel Corp.                     60,000
-------------------------------------------------------------------------------
Foot Locker, Inc.                  7,805,448
-------------------------------------------------------------------------------
COLUMN TOTALS (Page)
-------------------------------------------------------------------------------
AGGREGATE COLUMN
TOTALS
-------------------------------------------------------------------------------